                                                                                   Jan Fischer-Wade
                                                                        Lincoln Benefit Life Company
                                                                                Phone: 402.328.5708
                                                                        Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:           Lincoln Benefit Life Company
Lincoln Benefit Life Variable Annuity Account (“Registrant”)
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.       For each Registration Statement shown below, the form of Statement of Additional
         Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                    Registration
Registrant                                          Depositor                          1940 Act #             Statement

Lincoln Benefit Life Variable Annuity     Lincoln Benefit Life Company             811-7924                333-109688
Account                                                                                                             333-50545

You may direct any questions regarding this filing to the undersigned at (402)328-5708.

Very truly yours,

/s/ JAN FISCHER-WADE

Jan Fischer-Wade